UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                  Investment Company Act File Number: 811-21479

                    Madison Harbor Balanced Strategies, Inc.
               (Exact name of registrant as specified in charter)
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                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                                 1-212-380-5500
                    (Address of principal executive offices)
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                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                              The Chrysler Building
                        405 Lexington Avenue - 47th Floor
                               New York, NY 10174
                                 1-212-380-5500
                     (Name and address of agent for service)
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                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Madison Harbor Balanced Strategies, Inc.

/s/ Christopher J. Brown

Chief Compliance Officer

Date:  August 22, 2007